Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Global Income Fund, Inc.

Shares or Principal Amount		Value
CORPORATE BONDS—83.3%
AUSTRALIA—1.2%
Australia & New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026(a)(b)	$200,000	$204,000
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(c)	320,000	325,128
Total Australia		529,128
BAHRAIN—0.6%
Oil & Gas Holding Co. BSCC, 7.63%, 11/07/2024(a)	260,000	261,791
BRAZIL—1.9%
Banco do Brasil SA, (fixed rate to 04/15/2024, variable rate thereafter), 6.25%, 04/15/2024(a)(b)	620,000	553,660
BRF SA, 5.75%, 09/21/2050(a)(c)	200,000	149,605
Guara Norte Sarl, 5.20%, 06/15/2034(a)(d)	187,230	153,528
Total Brazil		856,793
CANADA—1.1%
GFL Environmental, Inc.
5.13%, 12/15/2026(a)(c)	119,000	119,775
4.75%, 06/15/2029(a)(c)	78,000	71,754
NOVA Chemicals Corp., 4.25%, 05/15/2029(a)(c)	103,000	89,480
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)(c)	124,000	113,630
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)(c)	125,000	111,875
Total Canada		506,514
CHILE—1.1%
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/2031(a)(c)	330,000	310,811
Empresa Nacional del Petroleo, 3.45%, 09/16/2031(a)(c)	200,000	162,500
Total Chile		473,311
CHINA—1.5%
China Evergrande Group, 8.75%, 08/29/2022(a)(c)	200,000	17,100
China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025(a)(b)	200,000	192,780
Huarong Finance II Co. Ltd., 5.00%, 11/19/2025(a)	200,000	179,000
Kaisa Group Holdings Ltd., 11.95%, 08/29/2022(a)(c)(e)	200,000	20,500
Logan Group Co. Ltd.
7.50%, 08/25/2022(a)(c)	200,000	25,889
6.50%, 08/29/2022(a)(c)	200,000	23,957
Shandong Iron And Steel Xinheng International Co., Ltd., 6.50%, 11/05/2023(a)	200,000	193,000
	Shares or Principal Amount		Value

Sunac China Holdings Ltd., 6.80%, 10/20/2023(a)(c)		$200,000	$22,031
Zhenro Properties Group Ltd., 6.63%, 01/07/2024(a)(c)		200,000	13,000
Total China			687,257
COLOMBIA—1.1%
Bancolombia SA, (Fixed rate to 12/18/2024,variable rate thereafter), 4.63%, 12/18/2029(c)		200,000	171,000
Ecopetrol SA, 5.38%, 06/26/2026(c)		351,000	339,768
Total Colombia			510,768
DOMINICAN REPUBLIC—0.4%
AES Andres BV, 5.70%, 05/04/2028(a)(c)		202,000	170,365
ECUADOR—0.4%
International Airport Finance SA, 12.00%, 03/15/2033(a)(c)(d)		197,647	186,000
FRANCE—0.8%
Altice France SA, 5.88%, 02/01/2027(a)(c)	EUR	100,000	96,190
BNP Paribas SA, (Fixed rate to 02/25/2030,variable rate thereafter), 4.50%, 02/25/2030(a)(b)		$200,000	162,489
Electricite de France SA, (fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(b)	EUR	100,000	97,095
Total France			355,774
GEORGIA—0.5%
Bank of Georgia JSC, 6.00%, 07/26/2023(a)		$200,000	198,836
GERMANY—2.4%
CT Investment GmbH, 5.50%, 04/15/2026(a)(c)	EUR	100,000	86,670
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(b)	GBP	100,000	111,112
Gruenenthal GmbH, 3.63%, 11/15/2026(a)(c)	EUR	100,000	96,295
HT Troplast GmbH, 9.25%, 07/15/2025(a)(c)		100,000	90,689
Nidda Healthcare Holding GmbH, 3.50%, 09/30/2024(a)(c)		152,000	144,099
PrestigeBidCo GmbH, 3 mo. Euribor + 6.000%, 7.00%, 07/15/2027(a)(c)(f)		109,000	100,430
Schaeffler AG
2.88%, 03/26/2027(a)(c)		60,000	57,337
3.38%, 10/12/2028(a)(c)		100,000	90,324
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/2025(a)(c)		106,000	99,636
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)(c)		100,000	93,576
ZF Europe Finance BV, 2.50%, 10/23/2027(a)(c)		100,000	87,257
Total Germany			1,057,425
GHANA—0.7%
Tullow Oil PLC, 7.00%, 03/01/2025(a)(c)		$362,000	298,831

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
HONDURAS—0.4%
Inversiones Atlantida SA, 7.50%, 05/19/2026(a)(c)		$200,000	$184,500
INDIA—4.6%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024(a)		420,000	409,500
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/2024(a)(c)		200,000	194,400
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)		200,000	193,100
HDFC Bank Ltd., 8.10%, 03/22/2025(a)	INR	30,000,000	375,344
India Green Power Holdings, 4.00%, 02/22/2027(a)(c)(d)		$200,000	160,000
Indiabulls Housing Finance Ltd. Series 6-B, 9.00%, 09/26/2026	INR	50,000,000	538,187
REC Ltd., 5.25%, 11/13/2023(a)		$200,000	202,384
Total India			2,072,915
INDONESIA—1.6%
Medco Oak Tree Pte Ltd., 7.38%, 05/14/2026(a)(c)		200,000	186,100
Medco Platinum Road Pte Ltd., 6.75%, 01/30/2025(a)(c)		200,000	189,100
Perusahaan Perseroan Persero PT, Perusahaan Listrik Negara, 5.25%, 10/24/2042(a)		400,000	360,892
Total Indonesia			736,092
ISRAEL—0.4%
Energean Israel Finance Ltd., 4.88%, 03/30/2026(a)(c)		192,000	175,968
ITALY—0.4%
Golden Goose SpA FRN, 3 mo. Euribor + 4.875%, 4.88%, 05/14/2027(a)(c)(f)	EUR	100,000	88,701
Kedrion SpA, 3.38%, 05/15/2026(a)(c)		100,000	91,533
Total Italy			180,234
JAPAN—0.4%
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023(a)(b)		$210,000	197,873
KAZAKHSTAN—1.9%
KazMunayGas National Co. JSC
3.50%, 04/14/2033(a)(c)		200,000	151,460
5.75%, 04/19/2047(a)		870,000	689,475
Total Kazakhstan			840,935
KUWAIT—0.5%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		200,000	202,586
LUXEMBOURG—2.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.25%, 10/15/2026(a)(c)	EUR	100,000	89,519
Altice Financing SA, 5.75%, 08/15/2029(a)(c)		$204,000	178,086
	Shares or Principal Amount		Value

Altice France Holding SA
8.00%, 05/15/2027(a)(c)	EUR	100,000	$ 88,918
10.50%, 05/15/2027(a)(c)		$200,000	188,880
Cidron Aida Finco Sarl, 6.25%, 04/01/2028(a)(c)	GBP	100,000	105,340
Cullinan Holdco Scsp, 4.63%, 10/15/2026(a)(c)	EUR	100,000	84,840
LHMC Finco 2 Sarl, 7.25%, 10/02/2025(a)(c)(g)		116,985	102,228
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)(c)		200,000	187,410
Total Luxembourg			1,025,221
MEXICO—2.9%
BBVA Bancomer SA, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/18/2033(a)(c)		$470,000	406,550
Petroleos Mexicanos
7.19%, 09/12/2024(a)	MXN	4,200,000	188,619
7.19%, 09/12/2024(a)		3,378,800	151,740
7.69%, 01/23/2050(c)		$530,000	386,238
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)(c)		210,000	167,342
Total Mexico			1,300,489
MOROCCO—0.5%
Vivo Energy Investments BV 144A, 5.13%, 09/24/2027(a)(c)		255,000	240,465
NETHERLANDS—1.4%
Lincoln Financing SARL
3.63%, 04/01/2024(a)(c)	EUR	139,000	139,268
3 mo. Euribor + 3.875%, 3.88%, 04/01/2024(a)(c)(f)		100,000	100,672
Nobel Bidco BV, 3.13%, 06/15/2028(a)(c)		100,000	76,654
OCI NV, 3.63%, 10/15/2025(a)(c)		90,000	91,250
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(b)(h)		60,000	65,737
Summer BidCo BV PIK, 9.00%, 11/15/2025(a)(c)(g)		104,875	86,907
Ziggo Bond Co. BV, 3.38%, 02/28/2030(a)(c)		100,000	79,326
Total Netherlands			639,814
NIGERIA—2.5%
Access Bank PLC, 6.13%, 09/21/2026(a)		$216,000	159,300
BOI Finance BV, 7.50%, 02/16/2027(a)	EUR	196,000	156,888
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(c)		$230,000	204,410
SEPLAT Energy PLC, 7.75%, 04/01/2026(a)(c)		297,000	251,298
United Bank for Africa PLC, 6.75%, 11/19/2026(a)		380,000	330,600
Total Nigeria			1,102,496
OMAN—0.5%
Oztel Holdings SPC Ltd. 144A, 6.63%, 04/24/2028(a)		230,000	234,186
PERU—0.3%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		200,000	140,750

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
PHILIPPINES—1.0%
International Container Terminal Services, Inc., 4.75%, 06/17/2030(a)		$260,000	$237,692
Manila Water Co., Inc., 4.38%, 07/30/2025(a)(c)		243,000	214,448
Total Philippines			452,140
RUSSIA—0.0%
Home Credit & Finance Bank OOO Via Eurasia Capital SA, (fixed rate to 02/07/2025,variable rate thereafter), 8.80%, 02/07/2025(a)(b)(i)		200,000	–
Sovcombank Via SovCom Capital DAC, (Fixed rate to 05/06/2025,variable rate thereafter), 7.75%, 05/06/2025(a)(b)(i)		250,000	–
Total Russia			–
SAUDI ARABIA—2.0%
Saudi Arabian Oil Co., 2.88%, 04/16/2024(a)		921,000	907,907
SINGAPORE—1.3%
DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2028(a)(c)		200,000	201,312
Puma International Financing SA, 5.00%, 01/24/2026(a)(c)		210,000	179,298
Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025(a)		210,000	200,313
Total Singapore			580,923
SOUTH AFRICA—2.0%
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(a)		210,000	195,216
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(c)		446,000	386,521
Sasol Financing USA LLC, 5.50%, 03/18/2031(c)		400,000	326,200
Total South Africa			907,937
SPAIN—0.4%
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(b)(c)		200,000	191,716
SWEDEN—0.2%
Verisure Holding AB, 3.88%, 07/15/2026(a)(c)	EUR	100,000	94,324
SWITZERLAND—0.7%
Consolidated Energy Finance SA, 5.63%, 10/15/2028(a)(c)		$150,000	122,213
Credit Suisse Group AG, (Fixed rate to 12/18/2024,variable rate thereafter), 6.25%, 12/18/2024(a)(b)		200,000	191,404
Total Switzerland			313,617
TANZANIA—0.4%
HTA Group Ltd., 7.00%, 12/18/2025(a)(c)		200,000	176,728
	Shares or Principal Amount		Value

TRINIDAD—0.7%
Heritage Petroleum Co Ltd, 9.00%, 08/12/2029(a)(c)		$291,000	$300,312
UKRAINE—0.6%
Kernel Holding SA, 6.75%, 10/27/2027(a)(c)(i)		206,000	75,602
MHP Lux SA, 6.95%, 04/03/2026(a)(i)		218,000	91,952
NPC Ukrenergo, 6.88%, 11/09/2026(a)(i)		200,000	35,000
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2024(a)(i)		200,000	44,000
Total Ukraine			246,554
UNITED ARAB EMIRATES—0.4%
MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(b)		200,000	189,900
UNITED KINGDOM—3.8%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/2023(a)(c)	GBP	200,000	236,862
Bellis Acquisition Co. PLC, 4.50%, 02/16/2026(a)(c)		124,000	125,336
eG Global Finance PLC, 6.25%, 10/30/2025(a)(c)	EUR	125,000	118,456
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)(c)		$200,000	193,984
Jerrold Finco PLC, 4.88%, 01/15/2026(a)(c)	GBP	100,000	104,643
Phoenix Group Holdings PLC, 6.63%, 12/18/2025(a)		150,000	190,778
Pinewood Finance Co. Ltd., 3.25%, 09/30/2025(a)(c)		100,000	110,211
Standard Chartered PLC, (fixed rate to 04/02/2023 variable rate thereafter), 7.75%, 04/02/2023(a)(b)		$200,000	205,035
TalkTalk Telecom Group Ltd., 3.88%, 02/20/2025(a)(c)	GBP	100,000	107,288
Very Group Funding PLC, 6.50%, 08/01/2026(a)(c)		125,000	118,812
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(c)		200,000	211,897
Total United Kingdom			1,723,302
UNITED STATES—35.0%
Academy Ltd., 6.00%, 11/15/2027(a)(c)		$169,000	156,666
ACI Worldwide, Inc., 5.75%, 08/15/2026(a)(c)		229,000	224,097
Adams Homes, Inc., 7.50%, 02/15/2025(a)(c)		163,000	142,625
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)(c)		59,000	59,452
Affinity Gaming, 6.88%, 12/15/2027(a)(c)		182,000	157,711
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028(a)(c)		70,000	58,769
7.50%, 09/30/2029(a)(c)		23,000	18,170
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 03/01/2029(a)(c)		148,000	134,963

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Global Income Fund, Inc.

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Ball Corp.
2.88%, 08/15/2030(c)	$384,000	$ 330,696
3.13%, 09/15/2031(c)	34,000	29,793
Bausch Health Americas, Inc., 8.50%, 01/31/2027(a)(c)	115,000	72,634
Bausch Health Cos., Inc.
6.13%, 02/01/2027(a)(c)	74,000	62,997
4.88%, 06/01/2028(a)(c)	62,000	49,368
Berry Global, Inc., 4.50%, 02/15/2026(a)(c)	139,000	133,788
Boeing Co., 5.15%, 05/01/2030(c)	116,000	117,094
Carnival Corp.
10.50%, 02/01/2026(a)(c)	95,000	99,752
6.00%, 05/01/2029(a)(c)	130,000	100,079
CCM Merger, Inc., 6.38%, 05/01/2026(a)(c)	151,000	142,233
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)(c)	38,000	36,212
4.25%, 02/01/2031(a)(c)	99,000	85,883
4.75%, 02/01/2032(a)(c)	63,000	55,637
4.25%, 01/15/2034(a)(c)	486,000	401,453
Cedar Fair LP, 5.25%, 07/15/2029(c)	74,000	70,778
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/01/2028(c)	70,000	68,806
Celanese US Holdings LLC
6.17%, 07/15/2027(c)	86,000	87,346
6.38%, 07/15/2032(c)	36,000	36,975
Centene Corp.
4.25%, 12/15/2027(c)	23,000	22,598
4.63%, 12/15/2029(c)	39,000	38,464
3.38%, 02/15/2030(c)	148,000	134,497
Cheniere Energy Partners LP, 4.50%, 10/01/2029(c)	189,000	183,110
Cheniere Energy, Inc., 4.63%, 10/15/2028(c)	145,000	141,179
Chesapeake Energy Corp., 6.75%, 04/15/2029(a)(c)	151,000	156,413
Cimpress PLC, 7.00%, 06/15/2026(a)(c)	160,000	133,520
Clean Harbors, Inc.
4.88%, 07/15/2027(a)(c)	192,000	190,627
5.13%, 07/15/2029(a)(c)	16,000	15,523
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029(a)(c)	17,000	17,165
8.75%, 04/15/2030(a)(c)	22,000	20,983
Coinbase Global, Inc.
3.38%, 10/01/2028(a)(c)	104,000	66,904
3.63%, 10/01/2031(a)(c)	97,000	57,479
Condor Merger Sub, Inc., 7.38%, 02/15/2030(a)(c)	124,000	108,869
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(c)	37,000	34,040
6.50%, 10/15/2028(a)(c)	104,000	92,506
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(c)	87,000	58,290
	Shares or Principal Amount		Value

CSC Holdings LLC, 5.75%, 01/15/2030(a)(c)		$200,000	$161,506
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)(c)		104,000	107,560
Energy Transfer LP, (fixed rate to 15/05/2025, variable rate thereafter), Series F, 6.75%, 05/15/2025(b)		108,000	93,928
Ford Motor Co.
9.00%, 04/22/2025(c)		163,000	180,573
9.63%, 04/22/2030(c)		243,000	290,385
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)(c)		101,000	84,847
8.75%, 05/15/2030(a)(c)		83,000	88,137
GCI LLC, 4.75%, 10/15/2028(a)(c)		83,000	75,646
General Motors Financial Co., Inc.
5.00%, 04/09/2027(c)		89,000	89,160
(Fixed rate to 09/30/2027,variable rate thereafter), Series A, 5.75%, 09/30/2027(b)		94,000	84,234
GLP Capital LP / GLP Financing II, Inc., 5.38%, 11/01/2023(c)		90,000	89,805
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/2025(c)		230,000	242,331
5.00%, 07/15/2029(c)		223,000	203,376
5.25%, 07/15/2031(c)		21,000	18,261
GoTo Group, Inc., 5.50%, 09/01/2027(a)(c)		134,000	97,791
Graphic Packaging International LLC, 3.75%, 02/01/2030(a)(c)		463,000	416,856
HCA, Inc.
5.88%, 02/15/2026(c)		114,000	117,772
5.63%, 09/01/2028(c)		214,000	221,813
Hess Midstream Operations LP
5.63%, 02/15/2026(a)(c)		57,000	56,786
4.25%, 02/15/2030(a)(c)		191,000	170,147
5.50%, 10/15/2030(a)(c)		20,000	18,628
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)(c)		150,000	136,875
Howmet Aerospace, Inc.
6.88%, 05/01/2025(c)		7,000	7,368
3.00%, 01/15/2029(c)		296,000	265,571
5.95%, 02/01/2037		76,000	75,411
Hyundai Capital America, 6.38%, 01/08/2030(a)(c)		200,000	216,655
International Game Technology PLC, 3.50%, 06/15/2026(a)(c)	EUR	179,000	174,257
IQVIA, Inc., 1.75%, 03/15/2026(a)(c)		125,000	120,345
Iron Mountain, Inc.
5.25%, 03/15/2028(a)(c)		$140,000	133,700
5.00%, 07/15/2028(a)(c)		23,000	21,874
4.88%, 09/15/2029(a)(c)		60,000	55,066
5.25%, 07/15/2030(a)(c)		65,000	60,809
ITT Holdings LLC, 6.50%, 08/01/2029(a)(c)		179,000	153,825
JPMorgan Chase & Co. Series CC, (Fixed rate to 11/01/2022,variable rate thereafter), 4.63%, 11/01/2022(b)		180,000	166,006

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
JPMorgan Chase Bank NA
11.67%, 11/27/2023(a)(i)	UAH	9,500,000	$ 137,631
11.67%, 11/27/2023(a)(i)		541,000	7,838
Kinetik Holdings LP, 5.88%, 06/15/2030(a)(c)		$105,000	106,658
Lennar Corp., 4.88%, 12/15/2023(c)		280,000	282,614
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)(c)		139,000	122,082
5.88%, 03/15/2030(a)(c)		3,000	2,572
6.13%, 03/15/2032(a)(c)		9,000	7,567
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(c)		102,000	76,899
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(a)(c)		13,000	11,285
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(a)(c)		48,000	44,017
Medline Borrower LP, 3.88%, 04/01/2029(a)(c)		181,000	163,579
MGM Resorts International, 5.75%, 06/15/2025(c)		113,000	111,655
Michaels Cos., Inc., 5.25%, 05/01/2028(a)(c)		96,000	79,920
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027(a)(c)		77,000	72,765
Millennium Escrow Corp., 6.63%, 08/01/2026(a)(c)		73,000	57,275
Minerva Merger Sub, Inc., 6.50%, 02/15/2030(a)(c)		120,000	108,600
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)(c)		148,000	125,247
NCL Corp. Ltd.
5.88%, 02/15/2027(a)(c)		65,000	59,735
7.75%, 02/15/2029(a)(c)		69,000	55,310
NCL Finance Ltd., 6.13%, 03/15/2028(a)(c)		21,000	16,234
Netflix, Inc.,
5.88%, 11/15/2028		95,000	98,553
6.38%, 05/15/2029		63,000	66,890
4.88%, 06/15/2030(a)(c)		27,000	26,635
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)(c)		87,000	75,908
Newell Brands, Inc., 4.10%, 04/01/2023(c)		109,000	108,684
Nielsen Finance LLC / Nielsen Finance Co., 5.63%, 10/01/2028(a)(c)		71,000	69,580
Novelis Corp.
3.25%, 11/15/2026(a)(c)		66,000	61,417
4.75%, 01/30/2030(a)(c)		54,000	49,952
3.88%, 08/15/2031(a)(c)		28,000	23,940
NRG Energy, Inc.
3.38%, 02/15/2029(a)(c)		15,000	12,938
5.25%, 06/15/2029(a)(c)		134,000	125,625
3.63%, 02/15/2031(a)(c)		38,000	31,829
3.88%, 02/15/2032(a)(c)		68,000	58,122
	Shares or Principal Amount	Value

Occidental Petroleum Corp.
5.50%, 12/01/2025(c)	$26,000	$ 26,589
5.55%, 03/15/2026(c)	22,000	22,605
6.38%, 09/01/2028(c)	115,000	123,239
6.63%, 09/01/2030(c)	46,000	51,032
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 06/01/2025(a)(c)	29,000	29,729
4.88%, 05/15/2029(a)(c)	82,000	75,509
Perrigo Finance Unlimited Co., 4.40%, 06/15/2030(c)	200,000	183,702
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(a)(c)	167,000	122,762
Post Holdings, Inc., 5.63%, 01/15/2028(a)(c)	175,000	172,375
Qwest Capital Funding, Inc.
6.88%, 07/15/2028	125,000	109,375
7.75%, 02/15/2031	125,000	109,500
Rattler Midstream LP, 5.63%, 07/15/2025(a)(c)	97,000	98,940
Royal Caribbean Cruises Ltd.
11.50%, 06/01/2025(a)(c)	33,000	35,349
3.70%, 03/15/2028(c)	136,000	94,154
Sabre GLBL, Inc., 7.38%, 09/01/2025(a)(c)	94,000	93,210
Sagicor Financial Co. Ltd., 5.30%, 05/13/2028(a)(c)	210,000	196,350
Sealed Air Corp.
5.00%, 04/15/2029(a)(c)	72,000	71,280
6.88%, 07/15/2033(a)	76,000	81,320
Sirius XM Radio, Inc., 5.50%, 07/01/2029(a)(c)	228,000	224,010
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)(c)	105,000	107,983
Southwestern Energy Co., 4.75%, 02/01/2032(c)	170,000	158,525
Spirit AeroSystems, Inc., 4.60%, 06/15/2028(c)	34,000	28,415
Staples, Inc., 7.50%, 04/15/2026(a)(c)	145,000	128,325
Starwood Property Trust, Inc., 3.63%, 07/15/2026(a)(c)	128,000	115,520
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)(c)	191,000	162,056
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)(c)	123,000	99,656
Tenet Healthcare Corp.
4.63%, 07/15/2024(c)	127,000	126,902
6.13%, 06/15/2030(a)(c)	66,000	66,668
T-Mobile USA, Inc., 3.50%, 04/15/2031(c)	251,000	232,100
Travel & Leisure Co.
5.65%, 04/01/2024(c)	115,000	115,251
4.63%, 03/01/2030(a)(c)	25,000	20,480
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)(c)	108,000	95,804

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Univision Communications, Inc.
6.63%, 06/01/2027(a)(c)		$97,000	$ 97,243
7.38%, 06/30/2030(a)(c)		22,000	22,277
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027(c)		119,000	108,799
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)(c)		46,000	42,445
4.13%, 08/15/2031(a)(c)		145,000	133,674
3.88%, 11/01/2033(a)(c)		98,000	85,078
Viking Cruises Ltd., 13.00%, 05/15/2025(a)(c)		65,000	68,835
Virtusa Corp., 7.13%, 12/15/2028(a)(c)		98,000	78,307
Vistra Operations Co. LLC, 4.38%, 05/01/2029(a)(c)		55,000	51,132
VM Consolidated, Inc., 5.50%, 04/15/2029(a)(c)		123,000	107,826
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)(c)		157,000	136,786
Total United States			15,674,121
ZAMBIA—0.5%
First Quantum Minerals Ltd., 7.50%, 04/01/2025(a)(c)		230,000	229,004
Total Corporate Bonds			37,355,802
GOVERNMENT BONDS—42.2%
ANGOLA—1.1%
Republic of Angola Government Bond,, 9.13%, 11/26/2049(a)		676,000	515,450
ARGENTINA—1.3%
Argentine Republic Government International Bond
1.00%, 07/09/2029(c)(d)		71,292	16,635
0.50%, 07/09/2030(c)(d)(h)		367,052	86,371
1.50%, 07/09/2035(c)(d)(h)		754,875	166,968
3.88%, 01/09/2038(c)(d)(h)		144,600	40,569
1.50%, 07/09/2046(c)(d)(h)		1,293,010	290,385
Total Argentina			600,928
AUSTRALIA—4.3%
Australia Government Bond, 2.75%, 11/21/2029(a)	AUD	1,700,000	1,171,231
Queensland Treasury Corp., 3.50%, 08/21/2030(a)		1,100,000	773,034
Total Australia			1,944,265
BAHRAIN—1.6%
Bahrain Government International Bond,
4.25%, 01/25/2028(a)		$390,000	352,583
5.45%, 09/16/2032(a)		229,000	193,997
6.25%, 01/25/2051(a)		210,000	155,851
Total Bahrain			702,431
BELARUS—0.1%
Republic of Belarus Ministry of Finance, 5.88%, 02/24/2026(a)(i)		200,000	24,000
	Shares or Principal Amount		Value

BRAZIL—4.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2027	BRL	2,076,000	$ 365,789
10.00%, 01/01/2029		7,434,000	1,265,743
Brazilian Government International Bond, 7.13%, 01/20/2037		$370,000	394,405
Total Brazil			2,025,937
COLOMBIA—1.5%
Colombia Government International Bond
9.85%, 06/28/2027	COP	2,385,000,000	507,943
5.20%, 05/15/2049(c)		$200,000	147,407
Total Colombia			655,350
DOMINICAN REPUBLIC—2.5%
Dominican Republic International Bond
5.50%, 02/22/2029(a)(c)		200,000	185,298
5.88%, 01/30/2060(a)		1,230,000	931,637
Total Dominican Republic			1,116,935
ECUADOR—0.7%
Ecuador Government International Bond
0.00%, 07/31/2030(a)(d)(j)		81,542	34,355
5.50%, 07/31/2030(a)(d)(h)		279,300	167,402
VRN, 1.50%, 07/31/2040(a)(d)(h)		261,500	107,602
Total Ecuador			309,359
EGYPT—1.4%
Egypt Government International Bond
7.60%, 03/01/2029(a)		405,000	280,433
7.63%, 05/29/2032(a)		200,000	125,591
7.90%, 02/21/2048(a)		426,000	238,731
Total Egypt			644,755
GEORGIA—0.6%
Georgia Government International Bond, 2.75%, 04/22/2026(a)		306,000	260,538
GHANA—0.4%
Ghana Government International Bond, 7.63%, 05/16/2029(a)(d)		385,000	179,988
INDONESIA—7.8%
Indonesia Government International Bond
3.50%, 01/11/2028		650,000	637,174
7.75%, 01/17/2038(a)		100,000	123,096
3.70%, 10/30/2049		1,180,000	992,128
Indonesia Treasury Bond
Series FR63, 5.63%, 05/15/2023	IDR	2,600,000,000	177,009
Series FR77, 8.13%, 05/15/2024		14,800,000,000	1,044,207
6.50%, 06/15/2025		780,000,000	53,192
Series FR82, 7.00%, 09/15/2030		341,000,000	22,829
7.50%, 04/15/2040		6,535,000,000	446,094
Total Indonesia			3,495,729

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
IRAQ—1.5%
Iraq International Bond
5.80%, 09/12/2022(a)(c)(d)		$171,875	$ 148,028
5.80%, 09/12/2022(a)(c)(d)		171,875	148,027
6.75%, 03/09/2023(a)		400,000	388,000
Total Iraq			684,055
MALAYSIA—1.9%
Malaysia Government Bond
Series 0411, 4.23%, 06/30/2031	MYR	1,100,000	252,132
3.83%, 07/05/2034		800,000	174,021
3.76%, 05/22/2040		1,000,000	206,193
4.07%, 06/15/2050		1,100,000	227,227
Total Malaysia			859,573
MEXICO—0.7%
Mexican Bonos, 7.75%, 11/13/2042	MXN	7,000,000	308,930
NIGERIA—0.6%
Nigeria Government International Bond
7.14%, 02/23/2030(a)		$200,000	143,984
7.63%, 11/28/2047(a)		200,000	124,772
Total Nigeria			268,756
OMAN—1.5%
Oman Government International Bond, 7.00%, 01/25/2051(a)		770,000	694,023
PERU—0.7%
Peruvian Government International Bond, 6.90%, 08/12/2037(a)	PEN	1,350,000	301,259
QATAR—1.3%
Qatar Government International Bond, 4.40%, 04/16/2050(a)		$576,000	587,144
RUSSIA—0.0%
Russian Federal Bond - OFZ
Series 6212, 7.05%, 01/19/2028(i)	RUB	57,000,000	–
Series 6221, 7.70%, 03/23/2033(i)		26,000,000	–
Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026(a)(i)		$800,000	–
Total Russia			–
RWANDA—0.7%
Rwanda International Government Bond, 5.50%, 08/09/2031(a)		400,000	292,700
SAUDI ARABIA—1.0%
Saudi Government International Bond, 4.38%, 04/16/2029(a)		410,000	429,074
SOUTH AFRICA—2.6%
Republic of South Africa Government Bond 2040, 9.00%, 01/31/2040	ZAR	23,220,400	1,152,497
URUGUAY—1.5%
Uruguay Government International Bond
4.38%, 12/15/2028(d)	UYU	10,884,991	283,066
7.88%, 01/15/2033		$165,000	215,651
7.63%, 03/21/2036(d)		146,000	191,817
Total Uruguay			690,534
Shares or Principal Amount		Value

UZBEKISTAN—0.4%
Republic of Uzbekistan International Bond, 3.70%, 11/25/2030(a)	$252,000	$ 186,258
Total Government Bonds		18,930,468
WARRANTS—0.0%
BRAZIL—0.0%
OAS S.A.(i)(k)(l)	61,465	–
UNITED STATES—0.0%
Delco, Series A(i)(k)(l)	73,666	–
Total Warrants		–
SHORT-TERM INVESTMENTS—11.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(m)	5,011,014	5,011,014
Total Short-Term Investments		5,011,014
Total Investments (Cost $74,618,429)—136.7%		61,297,284
Liabilities in Excess of Other Assets—(36.7%)		(16,442,803)
Net Assets—100.0%		$44,854,481

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Sinkable security.
(e)	Security is in default.
(f)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2022.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Step bond. Rate disclosed is as of July 31, 2022.
(i)	Illiquid security.
(j)	Zero coupon bond.
(k)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(l)	Non-income producing security.
(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Global Income Fund, Inc.

PIK	Payment-In-Kind
PLC	Public Limited Company
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukraine Hryvna
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note
ZAR	South African Rand

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
09/14/2022	UBS AG	AUD	6,045,931	USD	4,184,607	$4,227,052	$42,445
Chinese Renminbi/United States Dollar
08/31/2022	UBS AG	CNY	17,905,483	USD	2,674,609	2,658,980	(15,629)
Euro/United States Dollar
08/25/2022	Morgan Stanley & Co.	EUR	252,000	USD	256,152	257,956	1,804
Indonesian Rupiah/United States Dollar
08/04/2022	UBS AG	IDR	2,964,000,000	USD	199,075	199,899	824
Philippine Peso/United States Dollar
08/05/2022	Royal Bank of Canada	PHP	72,595,500	USD	1,364,405	1,314,741	(49,664)
09/29/2022	UBS AG	PHP	72,595,500	USD	1,308,765	1,307,860	(905)
Singapore Dollar/United States Dollar
09/13/2022	Royal Bank of Canada	SGD	4,250,000	USD	3,060,022	3,076,877	16,855
South Korean Won/United States Dollar
08/17/2022	Royal Bank of Canada	KRW	3,896,568,000	USD	3,040,405	2,990,864	(49,541)
Thai Baht/United States Dollar
08/29/2022	UBS AG	THB	64,050,000	USD	1,859,783	1,743,450	(116,333)
						$17,777,679	$(170,144)
Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/23/2022	Deutsche Bank AG	USD	1,675,788	BRL	8,939,000	$1,716,813	$(41,025)
United States Dollar/British Pound
08/25/2022	Morgan Stanley & Co.	USD	1,405,807	GBP	1,173,000	1,429,200	(23,393)
United States Dollar/Euro
08/25/2022	Morgan Stanley & Co.	USD	122,507	EUR	120,000	122,836	(329)
08/25/2022	Royal Bank of Canada	USD	3,160,715	EUR	3,090,000	3,163,030	(2,315)
10/18/2022	Deutsche Bank AG	USD	141,406	EUR	138,000	141,804	(398)
United States Dollar/Indonesian Rupiah
08/04/2022	Royal Bank of Canada	USD	201,099	IDR	2,964,000,000	199,899	1,200
10/28/2022	UBS AG	USD	198,156	IDR	2,964,000,000	199,267	(1,111)
United States Dollar/MXN
10/18/2022	JPMorgan Chase Bank N.A.	USD	638,478	MXN	13,381,000	647,189	(8,711)
United States Dollar/Philippine Peso
08/05/2022	UBS AG	USD	1,313,382	PHP	72,595,500	1,314,741	(1,359)
United States Dollar/South African Rand
10/18/2022	Morgan Stanley & Co.	USD	34,310	ZAR	581,000	34,672	(362)
						$8,969,451	$(77,803)
Unrealized appreciation on forward foreign currency exchange contracts							$63,128
Unrealized depreciation on forward foreign currency exchange contracts							$(311,075)

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2022
abrdn Global Income Fund, Inc.

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
10